Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	MORGAN STANLEY MULTI CAP GROWTH TRUST
Central Index Key	0001002427
Amendment Flag	false
Document Creation Date	Mar. 28, 2014
Document Effective Date	Mar. 31, 2014
Prospectus Date	Mar. 31, 2014
Multi-Class Prospectus | Morgan Stanley Multi Cap Growth Trust | A
Risk/Return:
Trading Symbol	CPOAX
Multi-Class Prospectus | Morgan Stanley Multi Cap Growth Trust | B
Risk/Return:
Trading Symbol	CPOBX
Multi-Class Prospectus | Morgan Stanley Multi Cap Growth Trust | L
Risk/Return:
Trading Symbol	CPOCX
Multi-Class Prospectus | Morgan Stanley Multi Cap Growth Trust | I
Risk/Return:
Trading Symbol	CPODX
Class IS Prospectus | Morgan Stanley Multi Cap Growth Trust | CLASS IS
Risk/Return:
Trading Symbol	MCRTX